Cover	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity File Number	001-35167
Entity Registrant Name	KOSMOS ENERGY LTD.
Entity Central Index Key	0001509991
Entity Tax Identification Number	98-0686001
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8176 Park Lane
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	214
Local Phone Number	445-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	KOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false